Defined benefit pension schemes	6 Months Ended
Jun. 30, 2019
Defined benefit pension schemes
Defined benefit pension schemes

C8     Defined benefit pension schemes

The Group’s businesses operate a number of pension schemes. The largest defined benefit scheme is the principal UK scheme, namely the Prudential Staff Pension Scheme (PSPS). The Group also operates two smaller UK defined benefit schemes in respect of Scottish Amicable (SASPS) and M&G (M&GGPS). Historically, all pension surplus and deficits were attributable to subsidiaries of M&GPrudential in line with the Group’s allocation policy, with the exception of 30 per cent of the surplus attaching to PSPS, which was allocated to Prudential plc. In preparation for the proposed demerger of M&GPrudential, at 30 June 2019, the 30 per cent of surplus attaching to PSPS was formally reallocated to M&GPrudential Services Limited. Accordingly, at 30 June 2019, the IAS 19 pension assets/liabilities of all the UK schemes of a net deficit of £69 million was included within the held for distribution assets/liabilities of the discontinued UK and Europe operations. In addition to the UK schemes, there are two small defined benefit schemes in Taiwan which have negligible deficits. These other schemes remain with the continuing operations.